Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 15 – Capital Stock

Preferred Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock, $0.0001 par value, of which three shares were designated as Series A Preferred Stock and 2,000,000 were designated as Series B Preferred stock, the balance of 2,999,997 shares of preferred stock were undesignated as of December 31, 2020.

The holders of Series A Preferred Stock have no dividend rights, liquidation preference and conversion rights. As long as any shares of Series A Preferred Stock remain issued and outstanding, the holders of Series A Preferred Stock have the right to vote on all shareholder matters equal to sixty percent (60%) of the total vote. At the option of the Company, Series A Preferred Stock is redeemable at $1.00 per share.

The holders of Series B Preferred Stock have the same dividend rights as common stockholders on a fully converted basis, are entitled to receive pari passu with any distribution of any of the assets of the Company to the holders of the Company’s common stock, but not prior to any holders of senior securities. Each share of Series B Preferred Stock may be converted, at the option of the holder thereof, into that number of shares of common stock of the Company as equals $1.00 divided by 90% of the average of the volume weighted average prices (“VWAP”) of the Company’s common stock, for the five trading days immediately preceding the date the notice of conversion is received, subject to the limit of 4.999% of the Company’s outstanding shares of common stock. The holders of Series B Preferred Stock have no voting rights.

On May 15, 2020, the Company entered into a Securities Purchase Agreement with GCN as described in greater detail in “Note 2 - Organization, Ownership and Business”. Pursuant to the SPA, the Company acquired a 51% interest in Life Guru from GCN in consideration for 500,000 shares of newly designated Series B Convertible Preferred Stock, which had an agreed upon value of $500,000 ($1.00 per share), and agreed to issue GCN up to an additional 1,500,000 shares of Series B Convertible Preferred Stock (with an agreed upon value of $1,500,000) upon reaching certain milestones. The fair value of the first 500,000 shares of the Company’s Series B Preferred Stock at grant date was $605,488, a result of market price per common share at the grant date times the equivalent number of common shares after the conversion of Series B Preferred Stock. Such 500,000 initial shares of Series B Preferred Stock were subsequently converted to common stock in June 2020, as discussed below. On February 26, 2021, the Company issued GNC 500,000 shares of Series B Convertible Preferred Stock as miles stones was reach. The fair value of the 500,000 shares of the Series B Preferred Stock at grant date was $601,852, a result of market price per common shares at the grant date times the equivalent number of common shares after the conversion of Series B Preferred Stock. Such 500,000 of Series B preferred Stock were subsequent converted to common stock in February 2021, as discussed below.

On May 20, 2020, the Company issued one share of its newly designated shares of Series A Preferred Stock to each of the three members of its then Board of Directors, (1) Jacob D. Cohen, (2) Esteban Alexander and (3) Luis Alan Hernandez, in consideration for services rendered to the Company as members of the Board of Directors. Such shares of Series A Preferred Stock vote in aggregate sixty percent (60%) of the total vote on all shareholder matters, voting separately as a class. Notwithstanding such voting rights, no change in control of the Company was deemed to have occurred in connection with the issuance since Messrs. Cohen, Alexander and Hernandez, own in aggregate 68% of the Company’s outstanding common stock and therefore controlled the Company prior to such issuance. The shares of Series A Preferred Stock held by Mr. Alexander and Mr. Hernandez were canceled on November 6, 2020 pursuant to the Stock Purchase Agreements dated October 2, 2020, and as such, a change of control occurred on such date, with Mr. Cohen taking over voting control of the Company, and serving since December 15, 2020, as the sole officer and director of the Company.

As of March 31, 2021 and December 31, 2020, there was one share of Series A Preferred Stock and no shares of Series B Preferred Stock issued and outstanding.

Common Stock

The Company is authorized to issue up to 195,000,000 shares of common stock, $0.0001 par value, of which 72,563,766 shares were issued and outstanding at March 31, 2021 and 55,066,855 were issued and outstanding at December 31, 2020.

On January 12, 2021, the Company issued 708,750 common shares and payment of $50,000 to settle a note with an unrelated party, dated August 11, 2020. The Company recorded a loss on loan settlement of $58,059.

On February 2, 2021, the Company issued 200,000 shares of the Company’s common stock to a non-related third-party investor in exchange for $100,000 in cash.

On February 8, 2020, the 500,000 shares of Series B Convertible Preferred stock were converted into 2,057,613 shares of the Company’s restricted common stock per GCN’s request.

In first quarter of 2021, the Company issued 11,800,000 shares of the Company’s common stock in consideration for services performed by employee and non-employee. The shares were valued at $4,223,390 based on the market price on the date of agreement.

In first quarter of 2021, the Company issued 2,730,548 common shares to investors in exchange for $502,050 of principal and accrued interest owed under the terms and conditions of that convertible note as issued.

Note 16 – Going Concern

These consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future.

As reflected in the accompanying financial statements, the Company has a net loss from continuing operation of $6,136,105 and $3,131,760 for the year ended December 31, 2020 and 2019 respectively, a net loss from discontinued operation of $1,203,785 and $80,488 for the year ended December 31, 2020 and 2019 respectively, and an accumulated deficit of $10,559,658 as of December 31, 2020. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. These financials do not include any adjustments relating to the recoverability and reclassification of recorded asset amounts, or amounts and classifications of liabilities that might result from this uncertainty. There can be no assurance that the Company will become commercially viable without additional financing, the availability and terms of which are uncertain. If the Company cannot secure necessary capital when needed on commercially reasonable terms, its business, condition (financial and otherwise) and commercial viability may be harmed. Although management believes that it will be able to successfully execute its business plan, which includes third party financing and the raising of capital to meet the Company’s future liquidity needs, there can be no assurances in this regard. These matters raise substantial doubt about the Company’s ability to continue as a going concern.